Contract liabilities and other advances - Additional information (Details) £ in Thousands, $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023 GBP (£)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions			£ 19,758	£ 86,415
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions			19,512	£ 85,700
Merck KGaA, Darmstadt, Germany | Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	£ 16,238	$ 20.1
Sanofi | Research milestone
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	3,274	$ 4.0
EQRx International, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payables	£ 7,105		£ 7,105